Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

Note 7 – Leases

Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2022	2021
(DKK million)
Right-of-use assets
Properties	553	352
Equipment	1	2

Total right-of-use assets	554	354

Lease liabilities
Current	80	62
Non-current	554	363

Total lease liabilities	634	425

During the first six months of 2022, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in the Netherlands with respect to office and laboratory space. During the first six months of 2021, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of a lease in Japan with respect to office space.

Significant leases not yet commenced

During 2020, Genmab entered into a lease agreement with respect to the new headquarters in Denmark with a commencement date in March 2023 and is non-cancellable until March 2038. The total future minimum payments over the term of the lease are approximately DKK 339 million and estimated capital expenditures to fit out the space are approximately DKK 40 million.

Amounts recognized in the statement of comprehensive income

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
(DKK million)
Depreciation charge of right-of-use assets
Properties	30	25
Equipment	1	1

Total depreciation charge of right-of-use assets	31	26

Interest expense	7	6
Expense relating to short-term leases	—	1

Interest expense is included in net financial items and expenses relating to short-term leases are included in operating expenses in the statement of comprehensive income.